Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	AutoNavi Holdings Ltd
Entity Central Index Key	0001489895
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	This Amendment No. 1 ("Amendment No. 1") to our annual report on Form 20-F for the year ended December 31, 2012, originally filed with the Securities and Exchange Commission on April 26, 2013 (the "2012 Form 20-F"), is being filed solely to update the XBRL Interactive Data Files. The version of the XBRL Interactive Data Files originally furnished with the 2012 Form 20-F was incorrect due to a filing error by a third party financial printer. This Amendment No. 1 speaks as of the filing date of the 2012 Form 20-F on April 26, 2013. Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the 2012 Form 20-F or reflect any events that have occurred since April 26, 2013. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are also filing as exhibits to this Amendment No. 1 the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	196,979,163
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY